Goodwill, Spectrum Licenses and Other Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Spectrum Licenses and Other Intangible Assets
Note 5 – Goodwill, Spectrum Licenses and Other Intangible Assets

Goodwill

There were no changes in carrying values of goodwill for the years ended December 31, 2017 and 2016.

Spectrum Licenses

The following table summarizes our spectrum license activity for the years ended December 31, 2017 and 2016:

(in millions)	December 31, 2017	December 31, 2016
Spectrum licenses, beginning of year	$27,014	$23,955
Spectrum license acquisitions	8,599	3,334
Spectrum licenses transferred to held for sale	(271)	(324)
Costs to clear spectrum	24	49
Spectrum licenses, end of year	$35,366	$27,014

We had the following spectrum license transactions during 2017:

•
In March 2017, we closed on an agreement with a third party for the exchange of certain AWS and PCS spectrum licenses. Upon closing of the transaction, we recorded the spectrum licenses received at their estimated fair value of approximately $123 million and recognized a gain of $37 million included in Gains on disposal of spectrum licenses in our Consolidated Statements of Comprehensive Income.

•
In April 2017, the FCC announced that we were the winning bidder of 1,525 licenses in the 600 MHz spectrum auction for an aggregate price of $8.0 billion. At inception of the auction in June 2016, we deposited $2.2 billion with the FCC which, based on the outcome of the auction, was sufficient to cover our down payment obligation due in April 2017. In May 2017, we paid the FCC the remaining $5.8 billion of the purchase price using cash reserves and by issuing debt to Deutsche Telekom AG (“DT”), our majority stockholder, pursuant to existing purchase commitments. See Note 7 - Debt for further information. The licenses are included in Spectrum licenses as of December 31, 2017, in our Consolidated Balance Sheets. We began deployment of these licenses on our network in the third quarter of 2017.

•
In September 2017, we closed on an agreement with a third party for the exchange of certain AWS and PCS spectrum licenses. Upon closing of the transaction, we recorded the spectrum licenses received at their estimated fair value of approximately $115 million and recognized a gain of $29 million included in Gains on disposal of spectrum licenses in our Consolidated Statements of Comprehensive Income.

•
In September 2017, we entered into a Unit Purchase Agreement (“UPA”) to acquire the remaining equity in Iowa Wireless Services, LLC (“IWS”), a 54% owned unconsolidated subsidiary, for a purchase price of $25 million. On January 1, 2018, we closed on the purchase agreement and received the IWS spectrum licenses, among other assets. As of December 31, 2017, we accounted for our existing investment in IWS under the equity method as we had significant influence, but not control.

•
In December 2017, we closed on an agreement with a third party for the exchange of certain AWS and PCS spectrum licenses. Upon closing of the transaction, we recorded the spectrum licenses received at their estimated fair value of approximately $352 million and recognized a gain of $168 million included in Gains on disposal of spectrum licenses in our Consolidated Statements of Comprehensive Income.

We had the following spectrum license transactions during 2016:

•
We closed on an agreement with AT&T Inc. for the acquisition and exchange of certain spectrum licenses. Upon closing of the transaction during the first quarter of 2016, we recorded the spectrum licenses received at their estimated fair value of approximately $1.2 billion and recognized a gain of $636 million included in Gains on disposal of spectrum licenses in our Consolidated Statements of Comprehensive Income.

•
We closed on agreements with multiple third parties for the purchase and exchange of certain spectrum licenses for $1.3 billion in cash. Upon closing of the transactions, we recorded spectrum licenses received at their estimated fair values totaling approximately $1.7 billion and recognized gains of $199 million included in Gains on disposal of spectrum licenses in our Consolidated Statements of Comprehensive Income.

•	We closed on an agreement with a third party for the purchase of certain spectrum licenses covering approximately 11 million people for approximately $420 million during the fourth quarter of 2016.

Goodwill and Other Intangible Assets Impairment Assessments

Our impairment assessment of goodwill and indefinite-lived intangible assets (spectrum licenses) resulted in no impairment as of December 31, 2017 and 2016.

Other Intangible Assets

The components of Other intangible assets were as follows:

	Useful Lives	December 31, 2017			December 31, 2016
(in millions)		Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Customer lists	Up to 6 years	$1,104	$(1,016)	$88	$1,104	$(894)	$210
Trademarks and patents	Up to 19 years	307	(192)	115	303	(156)	147
Other	Up to 28 years	49	(35)	14	50	(31)	19
Other intangible assets		$1,460	$(1,243)	$217	$1,457	$(1,081)	$376

Amortization expense for intangible assets subject to amortization was $163 million, $220 million and $276 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The estimated aggregate future amortization expense for intangible assets subject to amortization are summarized below:

(in millions)	Estimated Future Amortization
Year Ending December 31,
2018	$105
2019	52
2020	35
2021	14
2022	4
Thereafter	7
Total	$217